LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
LEASES
Operating cash flows from operating leases	¥ 35,565	¥ 30,291